SIGNIFICANT TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions			1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 26, 2026	Feb. 10, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Feb. 09, 2026	Dec. 31, 2025	Dec. 15, 2025
Disclosure of detailed information about business combination [line items]
Goodwill			$ 206	$ 206	$ 206		$ 128
Tabletki Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 160
Customer-related intangible assets recognised as of acquisition date		61
Intangible assets		77
Other current assets		1
Revenue of acquiree since acquisition date				5
Profit (loss) of acquiree since acquisition date				4
Revenue of combined entity as if combination occurred at beginning of period					8
Profit (loss) of combined entity as if combination occurred at beginning of period					6
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		1
Goodwill resulting from acquisition		80
Tabletki Group | Brands and trademarks
Disclosure of detailed information about business combination [line items]
Intangible assets		12
Tabletki Group | Software
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date		$ 4
LLC ISP Shtorm
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%					100.00%
Consideration transferred, acquisition-date fair value	$ 10					$ 10
Intangible assets	$ 3
Useful life measured as period of time, intangible assets other than goodwill	6 years
Deferred consideration	$ 3
Goodwill resulting from acquisition	$ 6
LLC ISP Shtorm | Maximum
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date			1
Profit (loss) of acquiree since acquisition date			1
LLC ISP Shtorm | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Measurement period adjustment					2
SUNVIN 11 LLC
Disclosure of detailed information about business combination [line items]
Goodwill resulting from acquisition								$ 7
Goodwill			$ 4	$ 4	4
SUNVIN 11 LLC | Intangible assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustment					2
SUNVIN 11 LLC | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Measurement period adjustment					2
SUNVIN 11 LLC | Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustment					$ (1)